Commonwealth Annuity and Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.782.8380
Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax

Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

ANNUAL REPORT — 12/31/2012

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ADVISOR II, SCUDDER GATEWAY ELITE, SCUDDER GATEWAY PLUS AND SCUDDER GATEWAY INCENTIVE

March 19, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Subj:	Separate Account KG
1940 Act Registration Number: 811-7767
	1933 Act Registration Numbers:	333-9965, 333-81019, 333-63091, 333-46716,
333-90539
CIK: 0001019130
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KG, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 28, 2013
The Alger Portfolios (Class I-2)	832566	February 27, 2013
Dreyfus Investment Portfolios (Initial Shares)	1056707	February 14, 2013
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)	890064	February 14, 2013
DWS Investment VIT Funds (Class A)	1006373	February 26, 2013
DWS Variable Series I (Class A)	764797	February 26, 2013
DWS Variable Series II (Class A)	810573	February 26, 2013
Janus Aspen Series (Institutional Shares)	906185	February 28, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772